Other Payables and Accruals (Tables)	12 Months Ended
Dec. 31, 2021
Other Payables and Accruals
Schedule of other payables and accruals

Other payables and accruals consist of the following:

	December 31,	December 31,
	2020	2021
	HK$	HK$

Accrued salaries, wages and bonus	40	40
Accrued audit and professional fees	1,529	1,080
	1,569	1,120